UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21563

Investment Company Act File Number

Eaton Vance Short Duration Diversified Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Short Duration Diversified Income Fund

July 31, 2012

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 47.1%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.5%
Booz Allen Hamilton Inc.
Term Loan, Maturing July 31, 2019(2)	175	$173,250
DAE Aviation Holdings, Inc.
Term Loan, 5.45%, Maturing July 31, 2014	109	109,247
Term Loan, 5.45%, Maturing July 31, 2014	115	114,894
Sequa Corporation
Term Loan, 3.72%, Maturing December 3, 2014	397	391,968
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015	296	293,324
Transdigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017	149	149,623
Term Loan, 4.00%, Maturing February 14, 2017	443	444,705

		$1,677,011

Air Transport — 0.2%
Orbitz Worldwide Inc.
Term Loan, 3.25%, Maturing July 25, 2014	712	$684,888

		$684,888

Automotive — 2.4%
Allison Transmission, Inc.
Term Loan, 2.75%, Maturing August 7, 2014	705	$703,604
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017	298	290,661
Chrysler Group LLC
Term Loan, 6.00%, Maturing May 24, 2017	1,387	1,411,297
Delphi Corporation
Term Loan, 3.50%, Maturing March 31, 2017	366	367,188
Federal-Mogul Corporation
Term Loan, 2.18%, Maturing December 29, 2014	932	888,344
Term Loan, 2.19%, Maturing December 28, 2015	550	524,532
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	1,150	1,139,075
HHI Holdings LLC
Term Loan, 7.00%, Maturing March 21, 2017	499	501,232
Metaldyne Company LLC
Term Loan, 5.25%, Maturing May 18, 2017	791	791,742
SRAM, LLC
Term Loan, 4.78%, Maturing June 7, 2018	208	208,087
Tomkins LLC
Term Loan, 4.25%, Maturing September 29, 2016	403	404,395
Veyance Technologies, Inc.
Term Loan, 2.50%, Maturing July 31, 2014	84	80,966
Term Loan, 2.50%, Maturing July 31, 2014	583	565,279
Term Loan - Second Lien, 6.00%, Maturing July 31, 2015	200	187,000

		$8,063,402

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Building and Development — 0.3%
Goodman Global Inc.
Term Loan, 5.75%, Maturing October 28, 2016	349	$350,152
Panolam Industries International, Inc.
Term Loan, 8.25%, Maturing December 31, 2013	101	99,874
Preferred Proppants, LLC
Term Loan, 7.50%, Maturing December 15, 2016	124	117,534
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016	397	397,058

		$964,618

Business Equipment and Services — 3.9%
ACCO Brands Corporation
Term Loan, 4.25%, Maturing April 30, 2019	100	$99,873
Acosta, Inc.
Term Loan, 5.75%, Maturing March 1, 2018	125	125,311
Term Loan, 5.75%, Maturing March 1, 2018	245	245,546
Acxiom Corporation
Term Loan, 3.43%, Maturing March 15, 2015	255	257,769
Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017	369	368,636
Affinion Group, Inc.
Term Loan, 5.00%, Maturing July 15, 2015	1,028	903,677
Altegrity, Inc.
Term Loan, 3.00%, Maturing February 21, 2015	365	346,145
Brand Energy & Infrastructure Services, Inc.
Term Loan, 3.73%, Maturing February 7, 2014	183	173,332
Brickman Group Holdings Inc.
Term Loan, 5.50%, Maturing October 14, 2016	289	290,478
ClientLogic Corporation
Term Loan, 7.21%, Maturing January 30, 2017	165	152,931
Education Management LLC
Term Loan, 4.50%, Maturing June 1, 2016	249	212,392
Term Loan, 8.25%, Maturing March 29, 2018	374	358,558
EIG Investors Corp.
Term Loan, 7.75%, Maturing April 20, 2018	350	349,563
Expert Global Solutions, Inc.
Term Loan, 8.00%, Maturing April 3, 2018	349	350,725
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 6.75%, Maturing January 31, 2019	125	125,623
Go Daddy Operating Company, LLC
Term Loan, 5.50%, Maturing December 17, 2018	522	517,086
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017	569	572,766
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016	421	417,470
Mitchell International, Inc
Term Loan, 2.50%, Maturing March 28, 2014	178	175,476
Monitronics International Inc
Term Loan, 5.50%, Maturing March 16, 2018	150	150,934
Quintiles Transnational Corp.
Term Loan, 5.00%, Maturing June 8, 2018	842	843,335
Sabre, Inc.
Term Loan, 2.25%, Maturing September 30, 2014	1,330	1,302,521
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017	123	123,515

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
SunGard Data Systems, Inc.
Term Loan, 3.93%, Maturing February 26, 2016		1,598	$1,601,039
Term Loan, 4.00%, Maturing February 28, 2017		57	56,592
Trans Union, LLC
Term Loan, Maturing February 12, 2018(2)		1,000	1,008,750
Travelport LLC
Term Loan, 5.06%, Maturing August 21, 2015	EUR	370	410,497
West Corporation
Term Loan, 2.65%, Maturing October 24, 2013		139	139,393
Term Loan, 4.50%, Maturing July 15, 2016		337	336,871
Term Loan, 4.59%, Maturing July 15, 2016		960	958,417

			$12,975,221

Cable and Satellite Television — 2.0%
Atlantic Broadband Finance, LLC
Term Loan, 5.25%, Maturing April 4, 2019		225	$226,406
Term Loan - Second Lien, 9.75%, Maturing October 4, 2019		200	210,000
BBHI Acquisition LLC
Term Loan, 4.50%, Maturing December 14, 2017		222	222,826
Cequel Communications, LLC
Term Loan, 4.00%, Maturing February 14, 2019		798	791,080
Charter Communications Operating, LLC
Term Loan, 4.00%, Maturing May 15, 2019		499	498,909
CSC Holdings, Inc.
Term Loan, 2.00%, Maturing March 29, 2016		1,436	1,429,145
Lavena Holdings 4 GmbH
Term Loan, 2.95%, Maturing March 6, 2015	EUR	56	59,310
Term Loan, 3.32%, Maturing March 4, 2016	EUR	56	59,310
MCC Iowa LLC
Term Loan, 1.95%, Maturing January 30, 2015		1,417	1,388,225
UPC Broadband Holding B.V.
Term Loan, 4.13%, Maturing December 31, 2016	EUR	1,394	1,696,866

			$6,582,077

Chemicals and Plastics — 1.8%
Ashland, Inc.
Term Loan, 3.75%, Maturing August 23, 2018		397	$399,058
AZ Chem US Inc.
Term Loan, 7.25%, Maturing December 22, 2017		216	217,528
Celanese U.S. Holdings LLC
Term Loan, 3.21%, Maturing October 31, 2016		401	403,030
Huntsman International, LLC
Term Loan, 2.84%, Maturing April 19, 2017		1,532	1,522,464
Ineos US Finance LLC
Term Loan, 6.50%, Maturing May 4, 2018		1,197	1,175,411
MacDermid, Inc.
Term Loan, 2.36%, Maturing April 11, 2014	EUR	303	369,718
Momentive Performance Materials Inc.
Term Loan, 3.75%, Maturing May 29, 2015		125	118,713
Momentive Performance Materials USA Inc.
Term Loan, 3.75%, Maturing May 5, 2015		218	209,156
Momentive Specialty Chemicals Inc.
Term Loan, 4.00%, Maturing May 5, 2015		349	340,669
Term Loan, 4.25%, Maturing May 5, 2015		149	145,899
Styron S.A.R.L, LLC
Term Loan, 6.08%, Maturing August 2, 2017		394	367,898

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.25%, Maturing February 8, 2018	32	$31,596
Term Loan, 4.25%, Maturing February 8, 2018	118	115,795
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017	793	789,364

		$6,206,299

Clothing/Textiles — 0.1%
Ascena Retail Group, Inc.
Term Loan, 4.75%, Maturing June 14, 2018	125	$125,286
Wolverine Worldwide, Inc.
Term Loan, Maturing June 26, 2019(2)	100	100,563

		$225,849

Conglomerates — 1.2%
Jarden Corporation
Term Loan, 3.25%, Maturing March 30, 2018	523	$523,955
Rexnord Corporation
Term Loan, 5.00%, Maturing April 2, 2018	970	977,862
RGIS Services, LLC
Term Loan, 4.71%, Maturing October 18, 2016	754	734,996
Term Loan, 5.50%, Maturing October 18, 2017	274	272,941
Rocket Software, Inc.
Term Loan, 7.00%, Maturing February 8, 2018	299	297,381
Spectrum Brands, Inc.
Term Loan, 5.00%, Maturing June 17, 2016	498	500,780
Walter Energy, Inc.
Term Loan, 4.00%, Maturing April 2, 2018	887	877,973

		$4,185,888

Containers and Glass Products — 1.0%
Berry Plastics Corporation
Term Loan, 2.25%, Maturing April 3, 2015	767	$751,166
BWAY Corporation
Term Loan, 4.50%, Maturing February 23, 2018	52	51,979
Term Loan, 4.50%, Maturing February 23, 2018	516	515,765
Reynolds Group Holdings Inc.
Term Loan, 6.50%, Maturing February 9, 2018	967	977,933
Term Loan, 6.50%, Maturing August 9, 2018	540	546,908
TricorBraun, Inc.
Term Loan, 5.50%, Maturing May 3, 2018	425	426,062

		$3,269,813

Cosmetics/Toiletries — 0.2%
Bausch & Lomb, Inc.
Term Loan, 5.25%, Maturing May 17, 2019	600	$601,275

		$601,275

Drugs — 0.4%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017	249	$243,970
Term Loan, 5.50%, Maturing February 10, 2017	249	245,946
Capsugel Holdings US, Inc.
Term Loan, 5.25%, Maturing August 1, 2018	237	238,857

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Endo Pharmaceuticals Holdings Inc.
Term Loan, 4.00%, Maturing June 18, 2018	79	$78,989
Warner Chilcott Company, LLC
Term Loan, 4.25%, Maturing March 15, 2018	152	152,561
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018	305	305,121
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018	209	209,771

		$1,475,215

Electronics/Electrical — 3.6%
Aeroflex Incorporated
Term Loan, Maturing May 9, 2018(2)	500	$489,686
Aspect Software, Inc.
Term Loan, 6.25%, Maturing May 6, 2016	347	344,429
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017	600	600,094
CommScope, Inc.
Term Loan, 4.25%, Maturing January 12, 2018	1,941	1,942,918
Dealer Computer Services, Inc.
Term Loan, 3.75%, Maturing April 20, 2018	344	343,436
DG FastChannel, Inc.
Term Loan, 5.75%, Maturing July 26, 2018	282	280,285
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018	520	517,411
Edwards (Cayman Islands II) Limited
Term Loan, 5.50%, Maturing May 31, 2016	193	193,216
Freescale Semiconductor, Inc.
Term Loan, 4.50%, Maturing December 1, 2016	933	879,107
Lawson Software Inc.
Term Loan, 6.25%, Maturing April 5, 2018	898	907,429
Magic Newco LLC
Term Loan, 7.25%, Maturing December 12, 2018	275	271,820
Microsemi Corporation
Term Loan, 4.00%, Maturing February 2, 2018	287	285,605
Nxp B.V.
Term Loan, 4.50%, Maturing March 3, 2017	543	537,694
Term Loan, 5.50%, Maturing March 3, 2017	199	199,079
Term Loan, 5.25%, Maturing March 19, 2019	299	298,876
Open Solutions, Inc.
Term Loan, 2.58%, Maturing January 23, 2014	308	294,712
Rovi Solutions Corporation
Term Loan, 4.00%, Maturing March 28, 2019	150	144,945
Sensata Technologies Finance Company, LLC
Term Loan, 4.00%, Maturing May 11, 2018	693	692,673
Serena Software, Inc.
Term Loan, 4.25%, Maturing March 10, 2016	1,185	1,158,337
Shield Finance Co S.A.R.L.
Term Loan, 6.50%, Maturing May 10, 2019	200	200,000
Sophia, L.P.
Term Loan, 6.25%, Maturing July 19, 2018	249	251,993
SS&C Technologies Inc.
Term Loan, 5.00%, Maturing June 7, 2019	26	25,733
Term Loan, 5.00%, Maturing June 7, 2019	249	248,909
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	498	499,055

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Web.com Group, Inc.
Term Loan, 7.00%, Maturing October 27, 2017	387	$385,155

		$11,992,597

Equipment Leasing — 0.2%
Delos Aircraft Inc.
Term Loan, 4.75%, Maturing April 12, 2016	225	$226,969
Flying Fortress Inc.
Term Loan, 5.00%, Maturing June 30, 2017	600	604,500

		$831,469

Financial Intermediaries — 1.8%
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 14, 2017	244	$244,969
Citco III Limited
Term Loan, 5.50%, Maturing June 29, 2018	619	614,082
First Data Corporation
Term Loan, 3.00%, Maturing September 24, 2014	1,000	971,563
Harbourvest Partners, LLC
Term Loan, 6.25%, Maturing December 16, 2016	207	207,356
LPL Holdings, Inc.
Term Loan, 2.75%, Maturing March 29, 2017	148	143,990
Term Loan, 4.00%, Maturing March 29, 2019	1,471	1,465,795
Nuveen Investments, Inc.
Term Loan, 5.96%, Maturing May 12, 2017	1,019	1,015,051
Term Loan, 5.95%, Maturing May 13, 2017	231	230,101
Oz Management LP
Term Loan, 1.75%, Maturing November 15, 2016	224	194,041
RPI Finance Trust
Term Loan, 4.00%, Maturing May 9, 2018	667	668,011
Term Loan, 4.00%, Maturing November 9, 2018	299	299,500
Vantiv, LLC
Term Loan, 3.75%, Maturing March 27, 2019	75	74,968

		$6,129,427

Food Products — 1.4%
Clearwater Seafoods Limited Partnership
Term Loan, 6.75%, Maturing June 6, 2018	200	$199,875
Del Monte Foods Company
Term Loan, 4.50%, Maturing March 8, 2018	1,198	1,180,465
Dole Food Company Inc.
Term Loan, 5.04%, Maturing July 6, 2018	191	191,082
High Liner Foods Incorporated
Term Loan, 7.00%, Maturing December 19, 2017	249	249,997
JBS USA Holdings Inc.
Term Loan, 4.25%, Maturing May 25, 2018	995	985,025
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017	388	388,249
Pierre Foods, Inc.
Term Loan, 7.00%, Maturing September 30, 2016	270	271,749
Pinnacle Foods Finance LLC
Term Loan, 2.75%, Maturing April 2, 2014	1,017	1,016,224
Solvest Ltd.
Term Loan, 5.02%, Maturing July 6, 2018	341	341,938

		$4,824,604

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Food Service — 2.3%
Aramark Corporation
Term Loan, 3.50%, Maturing July 26, 2016		43	$42,552
Term Loan, 3.50%, Maturing July 26, 2016		77	76,649
Term Loan, 3.50%, Maturing July 26, 2016		1,168	1,165,502
Term Loan, 3.65%, Maturing July 26, 2016		529	528,210
Term Loan, 4.27%, Maturing July 26, 2016	GBP	523	806,231
Burger King Corporation
Term Loan, 4.50%, Maturing October 19, 2016		1,158	1,161,517
DineEquity, Inc.
Term Loan, 4.27%, Maturing October 19, 2017		265	265,854
Dunkin’ Brands, Inc.
Term Loan, 4.00%, Maturing November 23, 2017		536	534,337
Landry’s, Inc.
Term Loan, 6.50%, Maturing April 24, 2018		249	250,517
OSI Restaurant Partners, LLC
Term Loan, 2.50%, Maturing June 14, 2013		63	62,267
Term Loan, 2.56%, Maturing June 14, 2014		622	616,098
US Foods, Inc.
Term Loan, 5.75%, Maturing March 31, 2017		494	472,684
Weight Watchers International, Inc.
Term Loan, 3.75%, Maturing March 15, 2019		1,267	1,265,896
Wendy’s International, Inc.
Term Loan, 4.75%, Maturing May 15, 2019		375	375,742

			$7,624,056

Food/Drug Retailers — 1.7%
Alliance Boots Holdings Limited
Term Loan, 3.11%, Maturing July 9, 2015	EUR	1,000	$1,178,792
Term Loan, 3.54%, Maturing July 9, 2015	GBP	300	444,420
General Nutrition Centers, Inc.
Term Loan, 4.25%, Maturing March 2, 2018		856	856,785
Rite Aid Corporation
Term Loan, 2.00%, Maturing June 4, 2014		950	932,991
Term Loan, 4.50%, Maturing March 2, 2018		1,409	1,395,401
Sprouts Farmers Markets Holdings, LLC
Term Loan, 6.00%, Maturing April 18, 2018		250	248,750
Supervalu Inc.
Term Loan, 5.00%, Maturing April 28, 2018		642	639,511

			$5,696,650

Health Care — 5.5%
Alere, Inc.
Term Loan, 4.75%, Maturing June 30, 2017		771	$770,443
Aveta, Inc.
Term Loan, 8.50%, Maturing April 4, 2017		245	245,517
Term Loan, 8.50%, Maturing April 4, 2017		245	245,517
Biomet Inc.
Term Loan, 3.37%, Maturing March 25, 2015		738	737,207
Catalent Pharma Solutions Inc.
Term Loan, 4.25%, Maturing September 15, 2016		404	403,750
Community Health Systems, Inc.
Term Loan, 2.58%, Maturing July 25, 2014		1,105	1,103,123
Term Loan, 3.97%, Maturing January 25, 2017		666	662,727

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016	640	$642,851
DJO Finance LLC
Term Loan, 5.25%, Maturing November 1, 2016	345	343,774
Term Loan, 6.25%, Maturing September 15, 2017	100	100,186
Drumm Investors, LLC
Term Loan, 5.00%, Maturing May 4, 2018	297	286,721
Emdeon, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	150	150,233
Emergency Medical Services Corporation
Term Loan, 5.25%, Maturing May 25, 2018	444	444,740
Fenwal, Inc.
Term Loan, 2.72%, Maturing February 28, 2014	397	395,390
Term Loan, 2.72%, Maturing February 28, 2014	68	67,806
Grifols Inc.
Term Loan, 4.50%, Maturing June 1, 2017	594	594,377
HCA, Inc.
Term Loan, 3.71%, Maturing March 31, 2017	1,091	1,077,208
Term Loan, 3.50%, Maturing May 1, 2018	1,155	1,139,705
Health Management Associates, Inc.
Term Loan, 4.50%, Maturing November 16, 2018	673	674,016
Hologic Inc.
Term Loan, Maturing July 19, 2019(2)	375	377,735
Iasis Healthcare LLC
Term Loan, 5.00%, Maturing May 3, 2018	321	320,739
inVentiv Health, Inc.
Term Loan, 6.50%, Maturing August 4, 2016	989	928,537
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018	198	190,546
Kinetic Concepts, Inc.
Term Loan, 7.00%, Maturing May 4, 2018	846	859,282
Multiplan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017	443	441,950
MX USA, Inc.
Term Loan, 6.50%, Maturing April 28, 2017	100	99,251
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing February 25, 2017	247	239,232
Pharmaceutical Product Development, Inc.
Term Loan, 6.25%, Maturing December 5, 2018	373	378,178
Radnet Management, Inc.
Term Loan, 5.75%, Maturing April 6, 2016	244	243,153
Select Medical Corporation
Term Loan, 5.50%, Maturing June 1, 2018	594	584,905
Sheridan Holdings, Inc.
Term Loan, 6.00%, Maturing June 29, 2018	100	100,031
Thomson Reuters (Healthcare) Inc.
Term Loan, 6.75%, Maturing June 6, 2019	275	276,203
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018	297	289,389
Universal Health Services, Inc.
Term Loan, 3.75%, Maturing November 15, 2016	1,000	1,001,569
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.75%, Maturing February 13, 2019	150	150,638
Term Loan, 4.75%, Maturing February 13, 2019	250	250,938

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Vanguard Health Holding Co II, LLC
Term Loan, 5.00%, Maturing January 29, 2016		735	$733,982
VWR Funding, Inc.
Term Loan, 2.75%, Maturing June 30, 2014		461	460,174
Term Loan, 4.50%, Maturing April 3, 2017		461	461,902

			$18,473,625

Home Furnishings — 0.3%
National Bedding Company LLC
Term Loan, 4.00%, Maturing November 28, 2013		962	$963,553
Oreck Corporation
Term Loan - Second Lien, 3.97%, Maturing March 19, 2016(3)		85	75,960

			$1,039,513

Industrial Equipment — 1.2%
Colfax Corporation
Term Loan, 4.50%, Maturing January 11, 2019		1,246	$1,249,697
Generac Power Systems, Inc.
Term Loan, 6.25%, Maturing May 30, 2018		300	302,250
Grede, LLC
Term Loan, 7.00%, Maturing April 3, 2017		325	325,406
Husky Injection Molding Systems Ltd
Term Loan, 6.50%, Maturing June 29, 2018		466	468,443
Kion Group GMBH
Term Loan, 4.24%, Maturing December 23, 2014	EUR	131	147,135
Term Loan, 3.65%, Maturing December 29, 2014	EUR	70	79,227
Term Loan, 4.15%, Maturing December 29, 2015	EUR	70	79,227
Term Loan, 4.15%, Maturing December 29, 2015	EUR	131	147,135
Tank Intermediate Holding Corp.
Term Loan, 7.75%, Maturing June 28, 2019		200	197,500
Terex Corporation
Term Loan, 5.50%, Maturing April 28, 2017		997	1,006,839

			$4,002,859

Insurance — 1.7%
Alliant Holdings I, Inc.
Term Loan, 3.46%, Maturing August 21, 2014		467	$467,231
AmWINS Group, Inc.
Term Loan, 5.75%, Maturing June 6, 2019		200	200,000
Term Loan - Second Lien, 9.25%, Maturing December 6, 2019		625	621,875
Applied Systems, Inc
Term Loan, 5.50%, Maturing December 8, 2016		285	284,917
Asurion LLC
Term Loan, 5.50%, Maturing May 24, 2018		2,138	2,135,906
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019		100	104,080
CCC Information Services, Inc.
Term Loan, 5.50%, Maturing November 11, 2015		239	238,977
CNO Financial Group, Inc.
Term Loan, 6.25%, Maturing September 30, 2016		179	179,907
Hub International Limited
Term Loan, 4.75%, Maturing June 13, 2017		689	689,851
USI Holdings Corporation
Term Loan, 2.75%, Maturing May 5, 2014		696	688,802

			$5,611,546

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Leisure Goods/Activities/Movies — 2.6%
Alpha D2 Limited
Term Loan, 5.75%, Maturing April 28, 2017	374	$374,432
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing December 15, 2016	1,913	1,911,050
AMC Networks Inc.
Term Loan, 4.00%, Maturing December 31, 2018	272	271,513
Bombardier Recreational Products, Inc.
Term Loan, 4.60%, Maturing June 28, 2016	516	515,591
Cinemark USA, Inc.
Term Loan, 3.54%, Maturing April 29, 2016	965	966,835
Clubcorp Club Operations, Inc.
Term Loan, 6.00%, Maturing November 30, 2016	496	498,393
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016	513	510,942
Regal Cinemas, Inc.
Term Loan, 3.29%, Maturing August 23, 2017	1,207	1,201,912
Revolution Studios Distribution Company, LLC
Term Loan, 4.00%, Maturing December 21, 2014(3)	222	177,766
Term Loan - Second Lien, 7.25%, Maturing June 21, 2015(3)	225	95,872
SeaWorld Parks & Entertainment, Inc.
Term Loan, 2.95%, Maturing February 17, 2016	240	238,615
Term Loan, 4.00%, Maturing August 17, 2017	352	351,217
Six Flags Theme Parks, Inc.
Term Loan, 4.25%, Maturing December 20, 2018	900	899,508
Town Sports International Inc.
Term Loan, 7.00%, Maturing May 11, 2018	180	182,526
Zuffa LLC
Term Loan, 2.25%, Maturing June 19, 2015	475	461,146

		$8,657,318

Lodging and Casinos — 1.1%
Affinity Gaming, LLC
Term Loan, 5.50%, Maturing November 9, 2017	499	$499,685
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 16, 2018	990	994,462
Caesars Entertainment Operating Company
Term Loan, 5.50%, Maturing January 26, 2018	1,174	1,037,051
Las Vegas Sands LLC
Term Loan, 2.84%, Maturing November 23, 2016	163	158,291
Term Loan, 2.84%, Maturing November 23, 2016	806	794,293
Pinnacle Entertainment, Inc.
Term Loan, 4.00%, Maturing March 19, 2019	100	99,844

		$3,583,626

Nonferrous Metals/Minerals — 0.5%
Arch Coal Inc
Term Loan, 5.75%, Maturing May 16, 2018	475	$469,211
Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017	535	532,477
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 24, 2019	175	175,545
Novelis, Inc.
Term Loan, 4.00%, Maturing March 10, 2017	419	416,375

		$1,593,608

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Oil and Gas — 1.2%
Citgo Petroleum Corporation
Term Loan, 9.00%, Maturing June 23, 2017		564	$570,896
Crestwood Holdings LLC
Term Loan, 9.75%, Maturing March 26, 2018		200	202,667
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 24, 2017		475	469,063
Frac Tech International, LLC
Term Loan, 6.25%, Maturing May 6, 2016		404	350,783
Gibson Energy ULC
Term Loan, 4.75%, Maturing June 15, 2018		449	451,680
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018		248	248,931
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015		1,029	1,034,364
Sheridan Production Partners I, LLC
Term Loan, 6.50%, Maturing April 20, 2017		24	24,558
Term Loan, 6.50%, Maturing April 20, 2017		40	40,206
Term Loan, 6.50%, Maturing April 20, 2017		301	303,419
Tervita Corporation
Term Loan, 3.25%, Maturing November 14, 2014		21	20,652
Term Loan, 3.25%, Maturing November 14, 2014		478	469,004

			$4,186,223

Publishing — 1.5%
Ascend Learning, Inc.
Term Loan, 5.75%, Maturing May 23, 2017		349	$344,538
Aster Zweite Beteiligungs GmbH
Term Loan, 5.95%, Maturing December 31, 2014	EUR	705	823,917
Cengage Learning Acquisitions, Inc.
Term Loan, 2.50%, Maturing July 3, 2014		479	439,604
GateHouse Media Operating, Inc.
Term Loan, 2.25%, Maturing August 28, 2014		306	100,847
Term Loan, 2.25%, Maturing August 28, 2014		728	239,775
Getty Images, Inc.
Term Loan, 4.00%, Maturing November 2, 2015		95	95,381
Term Loan, 5.25%, Maturing November 7, 2016		1,154	1,159,697
Interactive Data Corp
Term Loan, 4.50%, Maturing February 12, 2018		431	431,769
Laureate Education, Inc.
Term Loan, 5.25%, Maturing August 15, 2018		1,184	1,139,502
Medianews Group
Term Loan, 8.50%, Maturing March 19, 2014		30	29,448
SGS International, Inc.
Term Loan, 3.75%, Maturing September 30, 2013		345	344,772

			$5,149,250

Radio and Television — 1.0%
Cumulus Media, Inc.
Term Loan, 5.75%, Maturing September 17, 2018		821	$826,185
Mission Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		124	124,215
Nexstar Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		194	194,294
Tyrol Acquisitions 2 SAS
Term Loan, 4.16%, Maturing January 29, 2016	EUR	252	267,296
Term Loan, 4.16%, Maturing January 29, 2016	EUR	252	267,296

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Univision Communications Inc.
Term Loan, 4.50%, Maturing March 31, 2017		1,456	$1,398,945
Weather Channel
Term Loan, 4.25%, Maturing February 13, 2017		263	264,454

			$3,342,685

Retailers (Except Food and Drug) — 1.6%
99 Cents Only Stores
Term Loan, 5.25%, Maturing January 11, 2019		247	$247,987
Evergreen Acqco 1 LP
Term Loan, 6.25%, Maturing July 9, 2019		125	126,250
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018		186	184,737
Harbor Freight Tools USA, Inc.
Term Loan, 5.50%, Maturing November 14, 2017		200	200,750
J Crew Group, Inc.
Term Loan, 4.75%, Maturing March 7, 2018		346	342,438
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 16, 2018		338	336,192
Michaels Stores, Inc.
Term Loan, 5.00%, Maturing July 29, 2016		463	465,486
National Vision, Inc.
Term Loan, Maturing August 10, 2018(2)		150	147,750
Neiman Marcus Group, Inc. (The)
Term Loan, 4.75%, Maturing May 16, 2018		1,600	1,591,218
Petco Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017		745	745,152
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing March 30, 2018		340	339,552
ServiceMaster Company
Term Loan, 2.75%, Maturing July 24, 2014		44	44,213
Term Loan, 2.80%, Maturing July 24, 2014		446	443,991
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		259	252,412

			$5,468,128

Steel — 0.1%
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		148	$148,496
Waupaca Foundry, Inc.
Term Loan, 8.50%, Maturing June 29, 2017		125	126,094
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		100	100,250

			$374,840

Surface Transport — 0.7%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018		1,437	$1,428,745
Swift Transportation Co. Inc.
Term Loan, 4.00%, Maturing December 21, 2016		438	439,141
Term Loan, 5.00%, Maturing December 21, 2017		344	346,852

			$2,214,738

Telecommunications — 2.2%
Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016		369	$337,055
Crown Castle International Corporation
Term Loan, 4.00%, Maturing January 31, 2019		348	348,032
Eircom Finco S.a.r.l.
Term Loan, 4.66%, Maturing September 30, 2017	EUR	617	561,111

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Intelsat Jackson Holdings S.A.
Term Loan, 5.25%, Maturing April 2, 2018		2,123	$2,129,097
IPC Systems, Inc.
Term Loan, 3.15%, Maturing May 31, 2014	GBP	234	358,342
Macquarie UK Broadcast Limited
Term Loan, 3.06%, Maturing December 1, 2014	GBP	219	313,548
MetroPCS Wireless, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		1,433	1,427,276
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018		173	173,142
Syniverse Holdings, Inc.
Term Loan, 5.00%, Maturing April 23, 2019		350	349,563
Telesat, LLC
Term Loan, 4.25%, Maturing March 28, 2019		675	673,554
Windstream Corporation
Term Loan, 3.15%, Maturing December 17, 2015		834	832,648

			$7,503,368

Utilities — 0.9%
AES Corporation
Term Loan, 4.25%, Maturing June 1, 2018		494	$495,381
Calpine Corporation
Term Loan, 4.50%, Maturing April 2, 2018		198	198,990
Term Loan, 4.50%, Maturing April 2, 2018		543	545,758
LS Power Funding Corp.
Term Loan, 5.50%, Maturing June 28, 2019		225	224,437
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018		866	869,296
Texas Competitive Electric Holdings Company, LLC
Term Loan, 4.75%, Maturing October 10, 2017		851	543,605

			$2,877,467

Total Senior Floating-Rate Interests (identified cost $158,814,608)			$158,089,153

Collateralized Mortgage Obligations — 9.4%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
Series 2113, Class QG, 6.00%, 1/15/29		$2,806	$3,068,352
Series 2167, Class BZ, 7.00%, 6/15/29		1,691	1,809,646
Series 2182, Class ZB, 8.00%, 9/15/29		2,518	2,908,963
Series 2770, (Interest Only), Class SH, 6.851%, 3/15/34(4)(5)		6,377	1,203,062
Series 3871, (Interest Only), Class MS, 6.951%, 6/15/41(4)(5)		4,660	876,136

			$9,866,159

Federal National Mortgage Association:
Series 1989-89, Class H, 9.00%, 11/25/19		$94	$108,253
Series 1991-122, Class N, 7.50%, 9/25/21		340	387,278
Series 1993-84, Class M, 7.50%, 6/25/23		2,813	3,261,753
Series 1994-42, Class K, 6.50%, 4/25/24		909	1,029,838
Series 1997-28, Class ZA, 7.50%, 4/20/27		882	1,051,847
Series 1997-38, Class N, 8.00%, 5/20/27		779	936,690
Series 2006-42, (Interest Only), Class PI, 6.344%, 6/25/36(4)(5)		9,103	1,492,303
Series 2006-44, (Interest Only), Class IS, 6.354%, 6/25/36(4)(5)		7,758	1,221,417
Series 2006-72, (Interest Only), Class GI, 6.334%, 8/25/36(4)(5)		13,620	2,202,291

Security	Principal Amount (000’s omitted)	Value
Series 2008-29, (Interest Only), Class CI, 5.00%, 9/25/35(5)	$10,643	$857,919
Series 2010-54, (Interest Only), Class EI, 6.00%, 6/25/40(5)	7,785	1,294,516
Series 2010-109, (Interest Only), Class PS, 6.354%, 10/25/40(4)(5)	17,999	2,501,385
Series 2010-147, (Interest Only), Class KS, 5.704%, 1/25/41(4)(5)	16,455	2,530,873
Series 2010-150, (Interest Only), Class GS, 6.504%, 1/25/21(4)(5)	12,895	1,779,401
Series G-33, Class PT, 7.00%, 10/25/21	986	1,092,521

		$21,748,285

Total Collateralized Mortgage Obligations (identified cost $29,360,136)		$31,614,444

Commercial Mortgage-Backed Securities — 2.7%

Security	Principal Amount (000’s omitted)	Value
CSFB, Series 2003-C3, Class D, 4.131%, 5/15/38	$835	$838,867
CSFB, Series 2004-C3, Class A5, 5.113%, 7/15/36(6)	595	636,823
GCCFC, Series 2003-C1, Class D, 4.29%, 7/5/35(7)	160	162,070
GECMC, Series 2004-C3, Class A4, 5.189%, 7/10/39(6)	1,250	1,332,681
GSMS, Series 2004-GG2, Class A6, 5.396%, 8/10/38(6)	1,250	1,342,773
JPMCC, Series 2010-C2, Class C, 5.528%, 11/15/43(6)(7)	500	532,516
MLMT, Series 2004-BPC1, Class A4, 4.724%, 10/12/41(6)	1,000	1,019,022
MSC, Series 2003-IQ6, Class A4, 4.97%, 12/15/41	500	522,472
RBSCF, Series 2010-MB1, Class C, 4.676%, 4/15/24(6)(7)	675	702,257
WBCMT, Series 2004-C12, Class A4, 5.311%, 7/15/41(6)	1,225	1,311,223
WFCM, Series 2010-C1, Class C, 5.587%, 11/15/43(6)(7)	500	538,182

Total Commercial Mortgage-Backed Securities (identified cost $8,092,591)		$8,938,886

Mortgage Pass-Throughs — 37.8%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.904%, with maturity at 2035(8)	$4,745	$5,032,536
5.00%, with various maturities to 2023(9)	6,093	6,573,334
6.00%, with various maturities to 2029	4,605	5,264,579
6.15%, with maturity at 2027	1,371	1,617,307
6.50%, with various maturities to 2032	14,075	16,207,986
7.00%, with various maturities to 2035	7,551	9,077,032
7.50%, with various maturities to 2035	3,463	4,153,681
8.00%, with various maturities to 2032	3,609	4,463,640
8.50%, with various maturities to 2031	3,933	4,925,759
9.00%, with maturity at 2031	346	413,851
9.50%, with various maturities to 2022	242	281,245
11.50%, with maturity at 2019	246	264,061

		$58,275,011

Federal National Mortgage Association:
5.50%, with various maturities to 2033	$5,563	$6,258,261
6.00%, with maturity at 2023	3,742	4,264,019
6.324%, with maturity at 2032(8)	2,079	2,269,520
6.50%, with various maturities to 2036	10,677	12,202,317
7.00%, with various maturities to 2033	12,786	15,184,571

Security	Principal Amount (000’s omitted)	Value
7.50%, with various maturities to 2031	$8,371	$10,169,339
8.00%, with various maturities to 2029	2,090	2,524,979
8.50%, with various maturities to 2027	501	604,157
9.00%, with various maturities to 2029	1,108	1,362,443
9.50%, with maturity at 2014	8	8,716
10.00%, with various maturities to 2031	821	960,223

		$55,808,545

Government National Mortgage Association:
7.50%, with maturity at 2025	$3,666	$4,352,516
8.00%, with various maturities to 2027	4,206	5,286,306
9.00%, with various maturities to 2026	2,030	2,554,872
9.50%, with maturity at 2025	306	372,596
11.00%, with maturity at 2018	276	305,469

		$12,871,759

Total Mortgage Pass-Throughs (identified cost $116,997,607)		$126,955,315

Asset-Backed Securities — 0.1%

Security	Principal Amount (000’s omitted)	Value
Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.205%, 7/17/19(10)	$500	$400,206

Total Asset-Backed Securities (identified cost $500,000)		$400,206

Corporate Bonds & Notes — 0.6%

Security	Principal Amount (000’s omitted)	Value
Chemicals and Plastics — 0.0%(11)
Ineos Finance PLC, Sr. Notes
7.50%, 5/1/20(7)	$150	$153,000

		$153,000

Home Furnishings — 0.1%
Libbey Glass, Inc., Sr. Notes
6.875%, 5/15/20(7)	$150	$159,000

		$159,000

Lodging and Casinos — 0.1%
Caesars Entertainment Operating Co., Inc., Sr. Notes
8.50%, 2/15/20(7)	$350	$352,187

		$352,187

Utilities — 0.4%
Calpine Corp., Sr. Notes
7.50%, 2/15/21(7)	$575	$642,563
7.875%, 1/15/23(7)	675	771,187

		$1,413,750

Total Corporate Bonds & Notes (identified cost $1,900,000)		$2,077,937

Foreign Corporate Bonds & Notes — 0.8%

Security	Principal Amount (000’s omitted)		Value
Chile — 0.8%
JPMorgan Chilean Inflation Linked Note
3.80%, 11/17/15(12)		$2,518	$2,652,257

Total Chile (identified cost $2,000,000)			$2,652,257

Total Foreign Corporate Bonds & Notes (identified cost $2,000,000)			$2,652,257

Foreign Government Bonds — 17.0%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.4%
Republic of Albania, 7.50%, 11/4/15	EUR	1,000	$1,174,724

Total Albania			$1,174,724

Bermuda — 0.2%
Government of Bermuda, 5.603%, 7/20/20(7)	USD	619	$718,286

Total Bermuda			$718,286

Brazil — 0.9%
Nota do Tesouro Nacional, 6.00%, 5/15/15(12)	BRL	6,049	$3,185,985

Total Brazil			$3,185,985

Congo — 0.1%
Republic of Congo, 3.00%, 6/30/29(13)	USD	403	$321,233

Total Congo			$321,233

Cyprus — 0.2%
Republic of Cyprus, 3.75%, 6/3/13	EUR	640	$656,541

Total Cyprus			$656,541

Dominican Republic — 1.0%
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 13.00%, 2/25/13(14)	DOP	31,000	$795,888
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 16.00%, 7/10/20(14)	DOP	94,600	2,554,311

Total Dominican Republic			$3,350,199

Georgia — 0.5%
Georgia Treasury Bond, 7.40%, 4/19/14	GEL	1,100	$669,802
Georgia Treasury Bond, 9.10%, 12/8/13	GEL	200	124,603
Georgia Treasury Bond, 9.80%, 4/26/17	GEL	217	142,164
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	900	618,604

Total Georgia			$1,555,173

Germany — 0.9%
Bundesrepublik Deutschland, 4.75%, 7/4/34	EUR	1,700	$3,108,888

Total Germany			$3,108,888

Security	Principal Amount (000’s omitted)		Value
Hungary — 1.0%
National Bank of Hungary, 8.875%, 11/1/13	USD	370	$382,384
Republic of Hungary, 3.50%, 7/18/16	EUR	437	486,766
Republic of Hungary, 4.375%, 7/4/17	EUR	1,532	1,701,942
Republic of Hungary, 4.50%, 1/29/14	EUR	537	658,808

Total Hungary			$3,229,900

Mexico — 0.2%
Mexican Bonos, 7.00%, 6/19/14	MXN	9,645	$759,507

Total Mexico			$759,507

New Zealand — 1.5%
New Zealand Government Bond, 5.00%, 3/15/19	NZD	860	$772,727
New Zealand Government Bond, 5.50%, 4/15/23	NZD	340	323,756
New Zealand Government Bond, 6.00%, 12/15/17	NZD	860	801,862
New Zealand Government Bond, 6.00%, 5/15/21	NZD	3,092	3,005,580

Total New Zealand			$4,903,925

Philippines — 0.8%
Republic of the Philippines, 6.25%, 1/14/36	PHP	98,000	$2,673,141

Total Philippines			$2,673,141

Romania — 0.3%
Romania Government Bond, 6.75%, 2/7/22(7)	USD	980	$1,040,025

Total Romania			$1,040,025

Serbia — 2.9%
Serbia Treasury Bill, 0.00%, 8/9/12	RSD	115,840	$1,206,745
Serbia Treasury Bill, 0.00%, 9/6/12	RSD	171,270	1,765,588
Serbia Treasury Bill, 0.00%, 9/6/12	RSD	194,870	2,008,875
Serbia Treasury Bill, 0.00%, 11/22/12	RSD	223,410	2,237,423
Serbia Treasury Bill, 0.00%, 1/17/13	RSD	1,030	10,112
Serbia Treasury Bill, 0.00%, 3/28/13	RSD	24,850	237,513
Serbia Treasury Bill, 0.00%, 4/4/13	RSD	25,400	242,074
Serbia Treasury Bill, 0.00%, 4/11/13	RSD	18,870	179,322
Serbia Treasury Bill, 0.00%, 4/25/13	RSD	30,290	286,685
Serbia Treasury Bill, 0.00%, 11/8/13	RSD	76,000	667,868
Serbia Treasury Bill, 0.00%, 12/12/13	RSD	18,200	158,229
Serbia Treasury Bill, 0.00%, 3/13/14	RSD	32,560	274,536
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	60,770	573,780

Total Serbia			$9,848,750

Sri Lanka — 0.6%
Republic of Sri Lanka, 5.875%, 7/25/22(7)	USD	970	$983,860
Republic of Sri Lanka, 6.25%, 10/4/20(13)	USD	390	407,550
Sri Lanka Government Bond, 8.50%, 1/15/13	LKR	57,840	431,201
Sri Lanka Government Bond, 10.50%, 4/1/13	LKR	44,530	332,654

Total Sri Lanka			$2,155,265

Turkey — 2.9%
Turkey Government Bond, 0.00%, 8/8/12	TRY	1,124	$626,474
Turkey Government Bond, 0.00%, 11/7/12	TRY	9,145	4,993,599
Turkey Government Bond, 3.00%, 1/6/21(12)	TRY	7,376	4,144,267

Total Turkey			$9,764,340

Security	Principal Amount (000’s omitted)		Value
Uruguay — 1.2%
Monetary Regulation Bill, 0.00%, 8/15/13	UYU	12,600	$536,592
Republic of Uruguay, 4.375%, 12/15/28(12)	UYU	65,162	3,515,102

Total Uruguay			$4,051,694

Venezuela — 1.4%
Bolivarian Republic of Venezuela, 7.00%, 3/31/38(13)	USD	3,383	$2,273,376
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(13)	USD	650	511,875
Bolivarian Republic of Venezuela, 11.75%, 10/21/26(13)	USD	1,919	1,772,676

Total Venezuela			$4,557,927

Total Foreign Government Bonds (identified cost $58,678,986)			$57,055,503

Common Stocks — 0.9%

Security	Shares		Value
Affinity Gaming, LLC(15)(16)		23,498	$266,311
Buffets Restaurants Holdings Inc.(3)(15)(16)		11,690	106,262
Dayco Products, LLC(15)(16)		8,898	302,532
Euramax International, Inc.(3)(15)(16)		234	70,110
Ion Media Networks, Inc.(3)(15)(16)		1,357	1,001,941
MediaNews Group, Inc.(3)(15)(16)		3,023	64,904
Metro-Goldwyn-Mayer Holdings, Inc.(3)(15)(16)		19,828	604,754
New Young Broadcasting Holding Co., Inc.(15)(16)		126	382,725
Oreck Corp.(3)(15)(16)		1,510	86,674
SuperMedia, Inc.(15)(16)		1,346	3,095
United Subcontractors, Inc.(3)(15)(16)		154	6,254

Total Common Stocks (identified cost $1,672,397)			$2,895,562

Warrants — 0.0%

Security	Shares		Value
Luxembourg — 0.0%
ERC Luxembourg Holdings, Ltd., Expires 06/11/32(3)(15)(16)		1,445	$0

Total Warrants (identified cost $0)			$0

Precious Metals — 2.0%

Description	Troy Ounces		Value
Gold(15)		1,983	$3,199,659
Platinum(15)		2,364	3,347,434

Total Precious Metals (identified cost $6,775,524)			$6,547,093

Currency Call Options Purchased — 0.0%(11)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Bank of America	INR	104,383	INR	52.00	5/6/13	$7,406
Indian Rupee	Bank of America	INR	95,413	INR	52.00	5/6/13	6,770
Indian Rupee	Bank of America	INR	104,500	INR	55.00	7/1/13	29,671
Indian Rupee	Barclays Bank PLC	INR	104,530	INR	52.00	5/6/13	7,417
Indian Rupee	Deutsche Bank	INR	82,700	INR	51.00	5/8/13	3,570
Indian Rupee	Goldman Sachs International	INR	95,900	INR	51.00	5/8/13	4,140
Indian Rupee	Goldman Sachs International	INR	82,500	INR	55.00	7/1/13	23,425
Indian Rupee	HSBC Bank USA	INR	100,700	INR	53.00	7/3/13	13,899
Indian Rupee	JPMorgan Chase Bank	INR	84,800	INR	53.00	7/3/13	11,704
Indian Rupee	Standard Chartered Bank	INR	86,600	INR	52.00	5/6/13	6,144
Indian Rupee	Standard Chartered Bank	INR	58,300	INR	53.00	7/3/13	8,047

Total Currency Call Options Purchased (identified cost $215,821)							$122,193

Currency Put Options Purchased — 0.0%(11)
Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Australian Dollar	Citibank NA	AUD	580	AUD	1.00	8/8/12	$61
Australian Dollar	Citibank NA	AUD	580	AUD	1.00	8/8/12	61
Australian Dollar	Deutsche Bank	AUD	1,840	AUD	1.00	8/8/12	193
Australian Dollar	Goldman Sachs International	AUD	2,580	AUD	1.00	8/8/12	271
Yuan Offshore Renminbi	Barclays Bank PLC	CNH	11,603	CNH	6.50	5/20/13	12,066
Yuan Offshore Renminbi	Citibank NA	CNH	10,979	CNH	6.50	5/20/13	11,418
Yuan Offshore Renminbi	HSBC Bank USA	CNH	12,409	CNH	6.50	5/20/13	12,905
Yuan Offshore Renminbi	Standard Chartered Bank	CNH	10,394	CNH	6.50	5/20/13	10,809

Total Currency Put Options Purchased (identified cost $187,955)							$47,784

Short-Term Investments — 14.8%

Foreign Government Securities — 6.2%

Security	Principal Amount (000’s omitted)		Value
Croatia — 0.5%
Croatia Treasury Bill, 0.00%, 11/15/12	EUR	260	$316,743
Croatia Treasury Bill, 0.00%, 11/29/12	EUR	417	507,194
Croatia Treasury Bill, 0.00%, 2/28/13	EUR	233	280,709
Croatia Treasury Bill, 0.00%, 3/14/13	EUR	239	287,278
Croatia Treasury Bill, 0.00%, 4/4/13	EUR	350	421,418

Total Croatia			$1,813,342

Security	Principal Amount (000’s omitted)		Value
Georgia — 0.1%
Georgia Treasury Bill, 0.00%, 9/6/12	GEL	137	$82,457
Georgia Treasury Bill, 0.00%, 5/23/13	GEL	360	206,155

Total Georgia			$288,612

Malaysia — 2.3%
Bank Negara Monetary Note, 0.00%, 8/2/12	MYR	4,907	$1,567,863
Bank Negara Monetary Note, 0.00%, 8/9/12	MYR	1,565	499,760
Bank Negara Monetary Note, 0.00%, 8/14/12	MYR	4,755	1,517,822
Bank Negara Monetary Note, 0.00%, 8/23/12	MYR	2,900	925,021
Bank Negara Monetary Note, 0.00%, 8/28/12	MYR	3,227	1,028,895
Bank Negara Monetary Note, 0.00%, 9/4/12	MYR	1,383	440,729
Bank Negara Monetary Note, 0.00%, 9/13/12	MYR	1,636	520,969
Bank Negara Monetary Note, 0.00%, 9/27/12	MYR	1,203	382,638
Bank Negara Monetary Note, 0.00%, 10/18/12	MYR	2,097	665,840

Total Malaysia			$7,549,537

Nigeria — 1.4%
Nigeria Treasury Bill, 0.00%, 2/7/13	NGN	69,400	$400,456
Nigeria Treasury Bill, 0.00%, 2/21/13	NGN	150,288	862,188
Nigeria Treasury Bill, 0.00%, 3/7/13	NGN	107,000	604,850
Nigeria Treasury Bill, 0.00%, 3/28/13	NGN	71,400	403,518
Nigeria Treasury Bill, 0.00%, 4/4/13	NGN	233,700	1,316,693
Nigeria Treasury Bill, 0.00%, 4/11/13	NGN	60,000	337,071
Nigeria Treasury Bill, 0.00%, 4/25/13	NGN	52,700	294,342
Nigeria Treasury Bill, 0.00%, 5/9/13	NGN	113,600	630,824

Total Nigeria			$4,849,942

Philippines — 0.3%
Philippine Treasury Bill, 0.00%, 8/22/12	PHP	35,920	$859,382

Total Philippines			$859,382

Serbia — 0.2%
Serbia Treasury Bill, 0.00%, 5/23/13	RSD	50,410	$470,818
Serbia Treasury Bill, 0.00%, 6/13/13	RSD	36,000	333,310

Total Serbia			$804,128

Sri Lanka — 1.4%
Sri Lanka Treasury Bill, 0.00%, 8/3/12	LKR	135,510	$1,027,502
Sri Lanka Treasury Bill, 0.00%, 9/28/12	LKR	61,320	457,325
Sri Lanka Treasury Bill, 0.00%, 10/5/12	LKR	64,920	483,123
Sri Lanka Treasury Bill, 0.00%, 10/5/12	LKR	35,800	266,417
Sri Lanka Treasury Bill, 0.00%, 10/26/12	LKR	48,290	356,978
Sri Lanka Treasury Bill, 0.00%, 1/18/13	LKR	99,460	712,820
Sri Lanka Treasury Bill, 0.00%, 2/1/13	LKR	144,200	1,027,872
Sri Lanka Treasury Bill, 0.00%, 3/8/13	LKR	33,690	237,306

Total Sri Lanka			$4,569,343

Uruguay — 0.0%(11)
Monetary Regulation Bill, 0.00%, 8/24/12	UYU	3,025	$140,894

Total Uruguay			$140,894

Total Foreign Government Securities (identified cost $21,582,435)			$20,875,180

U.S. Treasury Obligations — 2.0%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 11/15/12(9)		$6,686	$6,683,834

Total U.S. Treasury Obligations (identified cost $6,683,421)			$6,683,834

Repurchase Agreements — 4.6%

Description	Principal Amount (000’s omitted)		Value
Bank of America:
Dated 7/5/12 with a maturity date of 8/9/12, an interest rate of 0.05% payable by the Fund and repurchase proceeds of EUR 1,365,526, collateralized by EUR 1,192,000 Government of France 3.75%, due 10/25/19 and a market value, including accrued interest, of $1,729,755.	EUR	1,366	$1,680,215
Dated 7/24/12 with a maturity date of 9/26/12, an interest rate of 0.50% payable by the Fund and repurchase proceeds of EUR 603,855, collateralized by EUR 500,000 European Investment Bank 4.625%, due 4/15/20 and a market value, including accrued interest, of $746,248.	EUR	604	743,623
Dated 7/24/12 with a maturity date of 9/26/12, an interest rate of 0.55% payable by the Fund and repurchase proceeds of EUR 456,567, collateralized by EUR 400,000 European Investment Bank 3.625%, due 1/15/21 and a market value, including accrued interest, of $563,499.	EUR	457	562,293
Dated 7/24/12 with a maturity date of 9/26/12, an interest rate of 0.65% payable by the Fund and repurchase proceeds of EUR 599,853, collateralized by EUR 510,000 European Investment Bank 4.25%, due 4/15/19 and a market value, including accrued interest, of $744,584.	EUR	601	738,886
Dated 7/31/12 with a maturity date of 9/4/12, an interest rate of 0.09% payable by the Fund and repurchase proceeds of EUR 2,960,787, collateralized by EUR 2,580,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $3,639,274.	EUR	2,961	3,642,660
Barclay’s Bank PLC:
Dated 6/25/12 with a maturity date of 8/28/12, an interest rate of 0.15% and repurchase proceeds of EUR 1,627,306, collateralized by EUR 1,450,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $2,149,114.	EUR	1,627	2,001,727
Citibank NA:
Dated 7/20/12 with a maturity date of 8/27/12, an interest rate of 0.04% payable by the Fund and repurchase proceeds of EUR 2,261,407, collateralized by EUR 1,869,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $2,770,134.	EUR	2,261	2,782,537
Nomura International PLC:
Dated 7/25/12 with a maturity date of 8/29/12, an interest rate of 0.05% payable by the Fund and repurchase proceeds of EUR 1,743,061, collateralized by EUR 1,550,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $2,179,807.	EUR	1,743	2,144,751
Dated 7/25/12 with a maturity date of 8/29/12, an interest rate of 0.07% payable by the Fund and repurchase proceeds of EUR 806,922, collateralized by EUR 800,000 Bundesrepublik Deutschland 0.50%, due 4/7/17 and a market value, including accrued interest, of $994,290.	EUR	807	992,895

Total Repurchase Agreements (identified cost $15,223,519)			$15,289,587

Other — 2.0%

Description	Interest/ Principal Amount (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(17)	$5,306	$5,306,290
State Street Bank and Trust Euro Time Deposit, 0.01%, 8/1/12	1,456	1,455,955

Total Other (identified cost $6,762,245)		$6,762,245

Total Short-Term Investments (identified cost $50,251,620)		$49,610,846

Total Investments — 133.2% (identified cost $435,447,245)		$447,007,179

Currency Put Options Written — (0.0)%(11)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Bank of America	INR	61,750	INR	65.00	7/1/13	$(18,230)
Indian Rupee	Goldman Sachs International	INR	48,750	INR	65.00	7/1/13	(14,392)
Indian Rupee	HSBC Bank USA	INR	60,800	INR	64.00	7/3/13	(20,911)
Indian Rupee	JPMorgan Chase Bank	INR	51,200	INR	64.00	7/3/13	(17,610)
Indian Rupee	Standard Chartered Bank	INR	35,200	INR	64.00	7/3/13	(12,107)

Total Currency Put Options Written (premiums received $106,770)							$(83,250)

Other Assets, Less Liabilities — (33.2)%	$(111,346,910)

Net Assets — 100.0%	$335,577,019

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

CSFB	-	Credit Suisse First Boston Mortgage Securities Corp.

GCCFC	-	Greenwich Capital Commercial Funding Corp.

GECMC	-	General Electric Commercial Mortgage Corp.

GSMS	-	Goldman Sachs Mortgage Securities Corp. II

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

MLMT	-	Merrill Lynch Mortgage Trust

MSC	-	Morgan Stanley Capital I

RBSCF	-	Royal Bank of Scotland Commercial Funding

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

WFCM	-	Wells Fargo Commercial Mortgage Trust

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CNH	-	Yuan Offshore Renminbi

DOP	-	Dominican Peso

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

INR	-	Indian Rupee

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

NZD	-	New Zealand Dollar

PHP	-	Philippine Peso

RSD	-	Serbian Dinar

TRY	-	New Turkish Lira

USD	-	United States Dollar

UYU	-	Uruguayan Peso

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after July 31, 2012, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2012.

(5)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(6)	Weighted average fixed-rate coupon that changes/updates monthly.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2012, the aggregate value of these securities is $6,755,133 or 2.0% of the Fund’s net assets.

(8)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2012.

(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(10)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2012.

(11)	Amount is less than 0.05%.

(12)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(13)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(14)	Represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

(15)	Non-income producing.

(16)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(17)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2012 was $4,664.

Securities Sold Short — (4.6)%

Foreign Government Bonds — (4.6)%

Security	Principal Amount (000’s omitted)		Value
Belgium — (0.7)%
Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(1,550)	$(2,119,458)

Total Belgium			$(2,119,458)

France — (3.0)%
Government of France, 3.75%, 4/25/17	EUR	(2,580)	$(3,607,312)
Government of France, 3.75%, 10/25/19	EUR	(1,192)	(1,687,414)
Government of France, 4.00%, 10/25/38	EUR	(3,319)	(4,793,492)

Total France			$(10,088,218)

Germany — (0.3)%
Bundesrepublik Deutschland, 0.50%, 4/7/17	EUR	(800)	$(992,726)

Total Germany			$(992,726)

Supranational — (0.6)%
European Investment Bank, 3.625%, 1/15/21	EUR	(400)	$(553,772)
European Investment Bank, 4.25%, 4/15/19	EUR	(510)	(736,693)
European Investment Bank, 4.625%, 4/15/20	EUR	(500)	(737,830)

Total Supranational			$(2,028,295)

Total Foreign Government Bonds (proceeds $15,396,313)			$(15,228,697)

Total Securities Sold Short (proceeds $15,396,313)			$(15,228,697)

Basis for Consolidation

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance EVG Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2012 were $11,749,436 or 3.5% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

A summary of open financial instruments at July 31, 2012 is as follows:

Forward Commodity Contracts(1)

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation
8/29/12	Gold 1,387 Troy Ounces	United States Dollar 2,181,172	Citibank NA	$(58,368)

				$(58,368)

(1)	Non-deliverable contract that is settled with the counterparty in cash.

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
8/2/12	Serbian Dinar 26,440,000	Euro 224,883	Citibank NA	$315
8/7/12	New Taiwan Dollar 30,195,000	United States Dollar 1,008,281	Australia and New Zealand Banking Group Limited	1,135
8/7/12	New Taiwan Dollar 33,376,000	United States Dollar 1,114,502	Barclays Bank PLC	1,255
8/8/12	Euro 2,697,672	United States Dollar 3,394,104	Deutsche Bank	74,667
8/8/12	New Turkish Lira 570,000	United States Dollar 309,134	JPMorgan Chase Bank	(8,086)
8/8/12	South African Rand 4,000,000	United States Dollar 471,648	Deutsche Bank	(11,303)
8/8/12	South African Rand 42,935,489	United States Dollar 5,133,982	Standard Bank	(49,953)
8/9/12	Serbian Dinar 26,440,000	Euro 225,117	Barclays Bank PLC	1,082
8/9/12	Serbian Dinar 36,000,000	Euro 305,214	JPMorgan Chase Bank	(126)
8/13/12	Euro 6,653,000	United States Dollar 8,182,990	Goldman Sachs International	(3,857)
8/13/12	Euro 1,730,000	United States Dollar 2,122,243	Goldman Sachs International	(6,608)
8/13/12	Japanese Yen 338,000,000	United States Dollar 4,270,642	Goldman Sachs International	(56,231)
8/20/12	Euro 5,635,403	United States Dollar 6,891,760	Australia and New Zealand Banking Group Limited	(43,422)
8/20/12	Euro 6,711,517	United States Dollar 8,211,139	Bank of America	(48,357)
8/20/12	New Taiwan Dollar 23,559,000	United States Dollar 789,140	Australia and New Zealand Banking Group Limited	2,535

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
8/20/12	New Taiwan Dollar 25,980,000	United States Dollar 870,235	Bank of America	$2,796
8/20/12	New Taiwan Dollar 23,003,000	United States Dollar 770,517	Citibank NA	2,476
8/20/12	New Taiwan Dollar 20,585,000	United States Dollar 689,638	HSBC Bank USA	2,331
8/27/12	Chilean Peso 677,853,915	United States Dollar 1,370,371	Credit Suisse International	(28,512)
8/29/12	South African Rand 12,263,951	United States Dollar 1,501,790	JPMorgan Chase Bank	25,350
8/31/12	British Pound Sterling 145,313	United States Dollar 227,108	JPMorgan Chase Bank	(718)
8/31/12	Euro 5,564,838	United States Dollar 6,950,260	Citibank NA	101,084
9/4/12	New Taiwan Dollar 23,621,000	United States Dollar 792,396	Barclays Bank PLC	2,792
9/4/12	New Taiwan Dollar 28,869,000	United States Dollar 968,563	Deutsche Bank	3,529
9/5/12	Chilean Peso 669,782,794	United States Dollar 1,379,573	State Street Bank and Trust Co.	(794)
9/7/12	Euro 2,940,000	United States Dollar 3,651,171	Bank of America	32,328
9/25/12	New Taiwan Dollar 29,957,000	United States Dollar 1,006,045	Australia and New Zealand Banking Group Limited	4,139
9/25/12	New Taiwan Dollar 30,696,000	United States Dollar 1,030,690	HSBC Bank USA	4,068
9/25/12	New Taiwan Dollar 32,311,000	United States Dollar 1,084,917	Nomura International PLC	4,282
9/28/12	British Pound Sterling 398,006	United States Dollar 618,967	Goldman Sachs International	(5,028)
10/3/12	New Zealand Dollar 6,121,240	United States Dollar 4,931,638	Goldman Sachs International	(5,043)
10/23/12	Croatian Kuna 2,415,000	Euro 311,131	Barclays Bank PLC	(11,240)
10/29/12	Russian Ruble 11,310,000	United States Dollar 353,189	Deutsche Bank	7,323
10/29/12	Russian Ruble 13,033,000	United States Dollar 406,900	HSBC Bank USA	8,344
10/29/12	Russian Ruble 5,657,000	United States Dollar 176,616	Standard Chartered Bank	3,622
10/31/12	British Pound Sterling 682,847	United States Dollar 1,073,589	HSBC Bank USA	3,009
11/5/12	Brazilian Real 3,419,000	United States Dollar 1,655,049	Barclays Bank PLC	13,075
11/5/12	Brazilian Real 3,221,600	United States Dollar 1,558,889	State Street Bank and Trust Co.	11,717
11/15/12	Euro 260,000	United States Dollar 352,867	Goldman Sachs International	32,527
11/29/12	Euro 417,000	United States Dollar 559,531	Standard Chartered Bank	45,649
1/17/13	Croatian Kuna 2,303,668	Euro 296,025	Barclays Bank PLC	(8,993)
1/18/13	Sri Lankan Rupee 99,460,000	United States Dollar 828,833	HSBC Bank USA	107,032

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
2/28/13	Euro 233,000	United States Dollar 312,063	Standard Chartered Bank	$24,540
3/8/13	Sri Lankan Rupee 33,690,000	United States Dollar 260,054	HSBC Bank USA	17,938
3/14/13	Euro 239,000	United States Dollar 312,643	Deutsche Bank	17,654
4/4/13	Euro 350,000	United States Dollar 467,980	Barclays Bank PLC	35,848

				$306,171

Purchases

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
8/2/12	Serbian Dinar 26,440,000	Euro 225,405	Barclays Bank PLC	$(957)
8/6/12	Yuan Offshore Renminbi 4,540,000	United States Dollar 712,884	Barclays Bank PLC	(654)
8/7/12	Ugandan Shilling 292,047,600	United States Dollar 98,532	Standard Chartered Bank	19,005
8/8/12	New Turkish Lira 2,551,673	United States Dollar 1,377,360	Deutsche Bank	42,712
8/13/12	Mexican Peso 70,352,741	United States Dollar 5,227,073	Toronto-Dominion Bank	57,772
8/13/12	Polish Zloty 1,827,741	Euro 423,000	Barclays Bank PLC	25,844
8/13/12	Polish Zloty 5,017,574	Euro 1,187,198	Deutsche Bank	38,996
8/13/12	Polish Zloty 1,378,400	Euro 317,034	Goldman Sachs International	21,919
8/13/12	Polish Zloty 2,021,600	Euro 465,131	JPMorgan Chase Bank	31,949
8/13/12	Polish Zloty 5,017,574	Euro 1,187,451	JPMorgan Chase Bank	38,685
8/13/12	South Korean Won 524,790,000	United States Dollar 458,384	Deutsche Bank	6,049
8/13/12	South Korean Won 512,460,000	United States Dollar 447,602	Toronto-Dominion Bank	5,919
8/14/12	Philippine Peso 28,772,000	United States Dollar 669,724	Australia and New Zealand Banking Group Limited	19,388
8/14/12	Philippine Peso 28,772,000	United States Dollar 669,802	Bank of America	19,310
8/14/12	Philippine Peso 30,386,000	United States Dollar 707,210	HSBC Bank USA	20,558
8/16/12	South Korean Won 645,309,000	United States Dollar 559,741	JPMorgan Chase Bank	11,441
8/16/12	South Korean Won 716,259,000	United States Dollar 621,537	Standard Chartered Bank	12,446
8/16/12	Yuan Offshore Renminbi 11,499,000	United States Dollar 1,801,843	Barclays Bank PLC	1,291

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
8/16/12	Yuan Offshore Renminbi 10,322,000	United States Dollar 1,617,437	JPMorgan Chase Bank	$1,134
8/16/12	Yuan Offshore Renminbi 11,764,000	United States Dollar 1,843,309	Nomura International PLC	1,379
8/20/12	Mexican Peso 31,600,000	United States Dollar 2,243,203	Standard Chartered Bank	129,016
8/21/12	Hong Kong Dollar 50,198,000	United States Dollar 6,464,399	Nomura International PLC	9,221
8/27/12	Polish Zloty 3,602,931	Euro 854,261	HSBC Bank USA	23,843
8/27/12	South Korean Won 491,622,000	United States Dollar 422,973	Australia and New Zealand Banking Group Limited	12,433
8/27/12	South Korean Won 545,560,000	United States Dollar 469,339	Barclays Bank PLC	13,838
8/29/12	South African Rand 8,357,033	United States Dollar 1,010,891	Australia and New Zealand Banking Group Limited	(4,799)
8/29/12	South African Rand 8,111,521	United States Dollar 973,280	Goldman Sachs International	3,255
8/30/12	Malaysian Ringgit 13,714,000	United States Dollar 4,334,661	Nomura International PLC	49,292
8/31/12	Norwegian Krone 11,476,150	Euro 1,534,928	Barclays Bank PLC	12,751
8/31/12	Norwegian Krone 11,476,150	Euro 1,535,168	Deutsche Bank	12,456
9/11/12	South Korean Won 2,669,636,000	United States Dollar 2,335,149	BNP Paribas SA	28,969
9/11/12	South Korean Won 2,950,564,000	United States Dollar 2,580,179	Nomura International PLC	32,717
9/17/12	Singapore Dollar 5,317,000	United States Dollar 4,200,174	Standard Chartered Bank	72,629
9/20/12	Ugandan Shilling 633,000,000	United States Dollar 250,991	Barclays Bank PLC	(506)
9/25/12	Swedish Krona 10,635,000	Euro 1,255,386	Barclays Bank PLC	14,744
9/25/12	Swedish Krona 10,635,400	Euro 1,255,381	Deutsche Bank	14,808
9/27/12	Ugandan Shilling 800,000,000	United States Dollar 315,085	Barclays Bank PLC	621
9/28/12	Ugandan Shilling 1,007,000,000	United States Dollar 398,496	Standard Chartered Bank	(1,257)
10/9/12	Croatian Kuna 2,374,074	Euro 314,864	Deutsche Bank	295
10/9/12	Croatian Kuna 2,344,594	Euro 309,558	JPMorgan Chase Bank	2,010
10/18/12	Ugandan Shilling 1,210,000,000	United States Dollar 473,581	JPMorgan Chase Bank	(1,690)
10/29/12	Russian Ruble 13,500,000	United States Dollar 404,745	Bank of America	8,092
10/29/12	Russian Ruble 16,500,000	United States Dollar 493,642	Credit Suisse International	10,936
10/29/12	Ugandan Shilling 454,244,000	United States Dollar 145,614	Citibank NA	30,348

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
10/29/12	Ugandan Shilling 457,198,000	United States Dollar 144,886	Standard Chartered Bank	$32,221
10/30/12	Yuan Renminbi 13,915,604	United States Dollar 2,185,548	HSBC Bank USA	4,075
10/30/12	Yuan Renminbi 11,734,359	United States Dollar 1,842,823	Standard Chartered Bank	3,581
10/31/12	Ugandan Shilling 250,079,000	United States Dollar 80,879	Standard Bank	15,877
12/14/12	Hungarian Forint 21,570,951	United States Dollar 90,615	Goldman Sachs International	1,899

				$905,861

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/12	34 Euro-Bobl	Short	$(5,320,896)	$(5,344,241)	$(23,345)
9/12	4 Euro-Schatz	Short	(544,723)	(546,027)	(1,304)
9/12	4 Japan 10-Year Bond	Short	(7,335,680)	(7,373,312)	(37,632)
9/12	13 U.S. 10-Year Treasury Note	Short	(1,740,036)	(1,750,532)	(10,496)
10/12	22 Platinum	Long	1,614,520	1,558,590	(55,930)

					$(128,707)

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Schatz: Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	HUF	117,000	Pays	6-month HUF BUBOR	6.95%	1/17/17	$14,237
Bank of America	HUF	117,000	Receives	6-month HUF BUBOR	7.91	1/17/17	(47,733)
Bank of America	PLN	838	Pays	6-month PLN WIBOR	4.34	7/30/17	38
Barclays Bank PLC	PLN	3,510	Pays	6-month PLN WIBOR	4.43	7/27/17	4,265
Barclays Bank PLC	PLN	1,934	Pays	6-month PLN WIBOR	4.32	8/2/17	(339)
Citibank NA	PLN	1,610	Pays	6-month PLN WIBOR	4.33	7/30/17	20
Citibank NA	PLN	1,206	Pays	6-month PLN WIBOR	4.31	8/2/17	(291)
Credit Suisse International	HUF	46,530	Pays	6-month HUF BUBOR	6.93	12/16/16	6,571
Credit Suisse International	HUF	46,530	Receives	6-month HUF BUBOR	7.32	12/16/16	(13,764)
Credit Suisse International	HUF	80,000	Receives	6-month HUF BUBOR	7.63	1/16/17	(28,424)
Credit Suisse International	HUF	67,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(25,339)
Deutsche Bank	HUF	69,250	Pays	6-month HUF BUBOR	7.01	1/19/17	8,740
Deutsche Bank	HUF	69,250	Receives	6-month HUF BUBOR	7.98	1/19/17	(29,176)
Deutsche Bank	PLN	952	Pays	6-month PLN WIBOR	4.34	7/30/17	106
Deutsche Bank	PLN	3,380	Pays	6-month PLN WIBOR	4.36	8/1/17	1,202
JPMorgan Chase Bank	HUF	173,000	Pays	6-month HUF BUBOR	6.93	12/19/16	24,867
JPMorgan Chase Bank	HUF	173,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(48,917)
JPMorgan Chase Bank	HUF	103,000	Pays	6-month HUF BUBOR	6.94	12/20/16	9,749
JPMorgan Chase Bank	HUF	103,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(30,727)
JPMorgan Chase Bank	HUF	139,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(42,056)

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank	HUF	80,000	Pays	6-month HUF BUBOR	6.99%	12/22/16	$12,392
JPMorgan Chase Bank	HUF	80,000	Receives	6-month HUF BUBOR	7.30	12/22/16	(23,261)
JPMorgan Chase Bank	HUF	78,000	Receives	6-month HUF BUBOR	7.37	12/27/16	(23,756)
JPMorgan Chase Bank	HUF	82,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(31,012)
Morgan Stanley & Co. International PLC	HUF	72,000	Pays	6-month HUF BUBOR	6.94	12/19/16	10,413
Morgan Stanley & Co. International PLC	HUF	72,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(20,359)

							$(272,554)

HUF	-	Hungarian Forint

PLN	-	Polish Zloty

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Argentina	Bank of America	$430	5.00	%(1)	6/20/13	6.61%	$(3,474)	$(2,509)	$(5,983)
Argentina	Bank of America	437	5.00	(1)	6/20/13	6.61	(3,536)	(3,369)	(6,905)
Argentina	Bank of America	442	5.00	(1)	6/20/13	6.61	(3,570)	(3,513)	(7,083)
Argentina	Bank of America	859	5.00	(1)	6/20/13	6.61	(6,948)	(4,873)	(11,821)
Argentina	Bank of America	2,608	5.00	(1)	6/20/13	6.61	(21,087)	(6,484)	(27,571)
Argentina	Credit Suisse International	435	5.00	(1)	6/20/13	6.61	(3,518)	(1,081)	(4,599)
Argentina	Credit Suisse International	384	5.00	(1)	6/20/13	6.61	(3,105)	(2,248)	(5,353)
Argentina	Credit Suisse International	446	5.00	(1)	6/20/13	6.61	(3,606)	(1,854)	(5,460)
Argentina	Credit Suisse International	442	5.00	(1)	6/20/13	6.61	(3,574)	(2,588)	(6,162)
Argentina	Deutsche Bank	279	5.00	(1)	6/20/13	6.61	(2,257)	(1,634)	(3,891)
Argentina	Deutsche Bank	440	5.00	(1)	6/20/13	6.61	(3,558)	(2,395)	(5,953)
Argentina	Deutsche Bank	442	5.00	(1)	6/20/13	6.61	(3,574)	(2,588)	(6,162)
Argentina	Deutsche Bank	442	5.00	(1)	6/20/13	6.61	(3,570)	(3,513)	(7,083)
Poland	Bank of America	720	1.00	(1)	9/20/17	1.64	(21,785)	33,700	11,915
Poland	Bank of America	430	1.00	(1)	9/20/17	1.64	(13,011)	13,527	516
Poland	Barclays Bank PLC	500	1.00	(1)	9/20/17	1.64	(15,128)	26,145	11,017
Poland	Credit Suisse International	800	1.00	(1)	9/20/17	1.64	(24,206)	40,020	15,814
Poland	Deutsche Bank	900	1.00	(1)	9/20/17	1.64	(27,232)	48,296	21,064
Poland	Goldman Sachs International	510	1.00	(1)	9/20/17	1.64	(15,744)	15,454	(290)
Poland	Morgan Stanley & Co. International PLC	340	1.00	(1)	9/20/17	1.64	(10,495)	10,544	49
South Africa	Bank of America	200	1.00	(1)	12/20/15	0.89	1,004	1,092	2,096
South Africa	Bank of America	55	1.00	(1)	12/20/15	0.89	276	315	591
South Africa	Barclays Bank PLC	145	1.00	(1)	12/20/15	0.89	728	929	1,657

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Barclays Bank PLC	$80	1.00	%(1)	12/20/15	0.89%	$401	$509	$910
South Africa	Barclays Bank PLC	640	1.00	(1)	9/20/17	1.32	(9,296)	16,722	7,426
South Africa	BNP Paribas SA	800	1.00	(1)	9/20/17	1.32	(11,620)	25,066	13,446
South Africa	BNP Paribas SA	1,060	1.00	(1)	9/20/17	1.32	(15,397)	28,702	13,305
South Africa	Citibank NA	400	1.00	(1)	6/20/17	1.26	(4,503)	13,029	8,526
South Africa	Credit Suisse International	200	1.00	(1)	12/20/15	0.89	1,003	1,284	2,287
South Africa	Credit Suisse International	85	1.00	(1)	12/20/15	0.89	426	594	1,020
South Africa	Deutsche Bank	155	1.00	(1)	12/20/15	0.89	777	994	1,771
South Africa	Deutsche Bank	440	1.00	(1)	9/20/17	1.32	(6,390)	16,462	10,072
South Africa	Deutsche Bank	800	1.00	(1)	9/20/17	1.32	(11,621)	20,903	9,282
South Africa	Goldman Sachs International	205	1.00	(1)	12/20/15	0.89	1,029	1,379	2,408
South Africa	Goldman Sachs International	90	1.00	(1)	12/20/15	0.89	452	629	1,081
South Africa	Goldman Sachs International	280	1.00	(1)	9/20/17	1.32	(4,067)	9,953	5,886
South Africa	HSBC Bank USA	800	1.00	(1)	9/20/17	1.32	(11,620)	28,815	17,195
South Africa	HSBC Bank USA	854	1.00	(1)	9/20/17	1.32	(12,405)	22,314	9,909
South Africa	JPMorgan Chase Bank	800	1.00	(1)	9/20/17	1.32	(11,619)	24,311	12,692
South Africa	Morgan Stanley & Co. International PLC	600	1.00	(1)	6/20/17	1.26	(6,754)	19,274	12,520
South Africa	Morgan Stanley & Co. International PLC	800	1.00	(1)	9/20/17	1.32	(11,620)	23,934	12,314
Markit CDX North America High Yield Index	Citibank NA	1,030	5.00	(1)	6/20/17	5.67	(21,832)	36,414	14,582
Markit CDX North America High Yield Index	Deutsche Bank	1,148	5.00	(1)	6/20/17	5.67	(24,352)	70,438	46,086
Markit CDX North America High Yield Index	JPMorgan Chase Bank	842	5.00	(1)	6/20/17	5.67	(17,843)	52,126	34,283

							$(367,821)	$565,225	$197,404

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Austria	Barclays Bank PLC	$2,200	0.44%		12/20/13	$(7,071)	$—	$(7,071)
Austria	Barclays Bank PLC	1,000	1.42		3/20/14	(19,846)	—	(19,846)
Brazil	Bank of America	1,000	1.00	(1)	6/20/20	43,939	(28,916)	15,023
Brazil	Bank of America	625	1.00	(1)	6/20/20	27,463	(22,805)	4,658
Brazil	Bank of America	300	1.00	(1)	12/20/20	14,628	(9,172)	5,456
Brazil	Bank of America	100	1.00	(1)	12/20/20	4,876	(2,925)	1,951
Brazil	Bank of America	80	1.00	(1)	12/20/20	3,901	(2,501)	1,400
Brazil	Barclays Bank PLC	2,300	1.65		9/20/19	(26,396)	—	(26,396)
Brazil	Barclays Bank PLC	630	1.00	(1)	12/20/20	30,720	(20,151)	10,569
Brazil	Citibank NA	100	1.00	(1)	12/20/20	4,876	(2,959)	1,917
Brazil	Credit Suisse International	775	1.00	(1)	6/20/20	34,054	(33,416)	638
Brazil	Deutsche Bank	170	1.00	(1)	12/20/20	8,290	(5,612)	2,678
Brazil	HSBC Bank USA	775	1.00	(1)	6/20/20	34,054	(32,021)	2,033
Brazil	HSBC Bank USA	130	1.00	(1)	12/20/20	6,339	(3,847)	2,492
Brazil	Standard Chartered Bank	130	1.00	(1)	12/20/20	6,339	(3,847)	2,492
China	Bank of America	500	1.00	(1)	3/20/17	(752)	(13,840)	(14,592)
China	Barclays Bank PLC	863	1.00	(1)	3/20/17	(1,298)	(21,739)	(23,037)
China	Deutsche Bank	316	1.00	(1)	3/20/17	(475)	(7,565)	(8,040)
China	Deutsche Bank	369	1.00	(1)	3/20/17	(555)	(8,834)	(9,389)
Colombia	Bank of America	410	1.00	(1)	9/20/21	17,033	(16,824)	209
Colombia	Citibank NA	300	1.00	(1)	6/20/22	14,186	(23,467)	(9,281)
Colombia	Deutsche Bank	600	1.00	(1)	6/20/22	28,371	(39,451)	(11,080)
Colombia	Goldman Sachs International	840	1.00	(1)	6/20/17	5,630	(26,952)	(21,322)
Colombia	Goldman Sachs International	310	1.00	(1)	9/20/21	12,879	(12,497)	382
Colombia	Goldman Sachs International	300	1.00	(1)	6/20/22	14,186	(23,467)	(9,281)
Colombia	HSBC Bank USA	460	1.00	(1)	6/20/17	3,083	(14,965)	(11,882)
Colombia	HSBC Bank USA	900	1.00	(1)	9/20/21	37,389	(35,469)	1,920
Colombia	Morgan Stanley & Co. International PLC	460	1.00	(1)	9/20/21	19,110	(18,875)	235
Colombia	Morgan Stanley & Co. International PLC	300	1.00	(1)	6/20/22	14,185	(19,200)	(5,015)
Egypt	Bank of America	1,400	1.00	(1)	9/20/15	170,375	(42,051)	128,324
Egypt	Citibank NA	300	1.00	(1)	6/20/20	85,902	(26,231)	59,671
Egypt	Deutsche Bank	350	1.00	(1)	6/20/20	100,218	(30,748)	69,470
Egypt	Deutsche Bank	300	1.00	(1)	6/20/20	85,901	(23,323)	62,578
Egypt	Deutsche Bank	300	1.00	(1)	6/20/20	85,901	(26,391)	59,510
Guatemala	Citibank NA	1,286	1.00	(1)	9/20/20	82,953	(80,365)	2,588
Hungary	Barclays Bank PLC	400	1.00	(1)	3/20/17	57,921	(66,774)	(8,853)
Hungary	Deutsche Bank	300	1.00	(1)	3/20/17	43,441	(49,680)	(6,239)
Hungary	Goldman Sachs International	600	1.00	(1)	3/20/17	86,882	(98,995)	(12,113)
Lebanon	Barclays Bank PLC	500	1.00	(1)	12/20/14	29,751	(18,370)	11,381
Lebanon	Barclays Bank PLC	300	1.00	(1)	3/20/15	20,789	(11,157)	9,632
Lebanon	Barclays Bank PLC	100	1.00	(1)	3/20/15	6,930	(3,786)	3,144
Lebanon	Barclays Bank PLC	100	1.00	(1)	3/20/15	6,930	(4,330)	2,600
Lebanon	Citibank NA	1,200	3.30		9/20/14	(11,096)	—	(11,096)
Lebanon	Citibank NA	1,000	1.00	(1)	12/20/14	59,502	(37,294)	22,208

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Lebanon	Citibank NA	$500	1.00	%(1)	12/20/14	$29,751	$(18,370)	$11,381
Lebanon	Citibank NA	350	1.00	(1)	12/20/14	20,826	(12,601)	8,225
Lebanon	Citibank NA	300	1.00	(1)	3/20/15	20,790	(9,939)	10,851
Lebanon	Credit Suisse International	800	1.00	(1)	3/20/15	55,438	(29,735)	25,703
Lebanon	Credit Suisse International	200	1.00	(1)	3/20/15	13,860	(7,477)	6,383
Lebanon	Credit Suisse International	100	1.00	(1)	6/20/15	7,912	(3,813)	4,099
Lebanon	Deutsche Bank	200	1.00	(1)	3/20/15	13,859	(6,902)	6,957
Lebanon	Deutsche Bank	100	1.00	(1)	6/20/15	7,912	(3,813)	4,099
Mexico	Bank of America	400	1.00	(1)	6/20/22	18,039	(25,603)	(7,564)
Mexico	Bank of America	670	1.00	(1)	6/20/22	30,213	(48,725)	(18,512)
Mexico	Deutsche Bank	400	1.00	(1)	6/20/22	18,039	(26,933)	(8,894)
Mexico	Deutsche Bank	540	1.00	(1)	6/20/22	24,351	(41,989)	(17,638)
Philippines	Barclays Bank PLC	1,100	1.85		12/20/14	(37,436)	—	(37,436)
Philippines	Barclays Bank PLC	655	1.00	(1)	3/20/15	(7,959)	(10,025)	(17,984)
Philippines	Citibank NA	800	1.84		12/20/14	(27,025)	—	(27,025)
Philippines	JPMorgan Chase Bank	656	1.00	(1)	3/20/15	(7,971)	(10,040)	(18,011)
Russia	Bank of America	430	1.00	(1)	9/20/17	15,083	(16,564)	(1,481)
Russia	Bank of America	1,420	1.00	(1)	9/20/17	49,811	(77,545)	(27,734)
Russia	Barclays Bank PLC	500	1.00	(1)	9/20/17	17,539	(29,106)	(11,567)
Russia	Citibank NA	510	1.00	(1)	9/20/17	17,871	(18,226)	(355)
Russia	Credit Suisse International	800	1.00	(1)	9/20/17	28,063	(44,048)	(15,985)
Russia	Deutsche Bank	200	1.00	(1)	9/20/17	7,016	(11,643)	(4,627)
Russia	Morgan Stanley & Co. International PLC	340	1.00	(1)	9/20/17	11,915	(12,471)	(556)
South Africa	Bank of America	1,200	1.00	(1)	12/20/19	49,395	(41,116)	8,279
South Africa	Bank of America	200	1.00	(1)	12/20/20	10,402	(6,462)	3,940
South Africa	Bank of America	55	1.00	(1)	12/20/20	2,860	(1,949)	911
South Africa	Barclays Bank PLC	1,200	1.00	(1)	12/20/19	49,395	(47,529)	1,866
South Africa	Barclays Bank PLC	500	1.00	(1)	3/20/20	21,959	(15,254)	6,705
South Africa	Barclays Bank PLC	145	1.00	(1)	12/20/20	7,542	(4,668)	2,874
South Africa	Barclays Bank PLC	80	1.00	(1)	12/20/20	4,160	(2,729)	1,431
South Africa	Barclays Bank PLC	550	1.00	(1)	9/20/22	38,198	(47,260)	(9,062)
South Africa	BNP Paribas SA	550	1.00	(1)	9/20/22	38,198	(48,557)	(10,359)
South Africa	Citibank NA	655	1.00	(1)	12/20/19	26,961	(29,495)	(2,534)
South Africa	Citibank NA	200	1.00	(1)	3/20/20	8,784	(9,523)	(739)
South Africa	Citibank NA	400	1.00	(1)	3/20/20	17,567	(19,657)	(2,090)
South Africa	Credit Suisse International	400	1.00	(1)	3/20/20	17,568	(13,383)	4,185
South Africa	Credit Suisse International	200	1.00	(1)	3/20/20	8,783	(8,140)	643
South Africa	Credit Suisse International	200	1.00	(1)	12/20/20	10,402	(6,870)	3,532
South Africa	Credit Suisse International	85	1.00	(1)	12/20/20	4,420	(3,068)	1,352
South Africa	Deutsche Bank	155	1.00	(1)	12/20/20	8,062	(5,200)	2,862
South Africa	Deutsche Bank	440	1.00	(1)	9/20/22	30,558	(43,951)	(13,393)
South Africa	Goldman Sachs International	205	1.00	(1)	12/20/20	10,662	(7,016)	3,646
South Africa	Goldman Sachs International	90	1.00	(1)	12/20/20	4,681	(3,130)	1,551
South Africa	Goldman Sachs International	280	1.00	(1)	9/20/22	19,446	(27,105)	(7,659)

Reference Entity	Counterparty	Notional Amount (000’s omitted)		Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	JPMorgan Chase Bank		$600	1.00	%(1)	12/20/19	$24,698	$(28,174)	$(3,476)
South Africa	JPMorgan Chase Bank		310	1.00	(1)	12/20/19	12,760	(17,470)	(4,710)
South Africa	JPMorgan Chase Bank		400	1.00	(1)	3/20/20	17,568	(13,618)	3,950
South Africa	JPMorgan Chase Bank		300	1.00	(1)	3/20/20	13,176	(9,861)	3,315
South Africa	JPMorgan Chase Bank		200	1.00	(1)	3/20/20	8,783	(9,409)	(626)
Spain	Barclays Bank PLC		300	1.00	(1)	3/20/20	66,473	(2,750)	63,723
Spain	Barclays Bank PLC		1,080	1.00	(1)	12/20/20	249,987	(93,939)	156,048
Spain	Citibank NA		1,200	1.00	(1)	3/20/20	265,888	(51,723)	214,165
Spain	Citibank NA		800	1.00	(1)	3/20/20	177,258	(16,744)	160,514
Spain	Deutsche Bank		1,200	1.00	(1)	3/20/20	265,888	(51,723)	214,165
Spain	Deutsche Bank		500	1.00	(1)	3/20/20	110,786	(9,882)	100,904
Spain	Deutsche Bank		500	1.00	(1)	6/20/20	112,480	(27,932)	84,548
Spain	Deutsche Bank		845	1.00	(1)	12/20/20	195,591	(73,498)	122,093
Thailand	Barclays Bank PLC		1,900	0.97		9/20/19	71,380	—	71,380
Thailand	Citibank NA		1,600	0.86		12/20/14	(7,108)	—	(7,108)
Thailand	Citibank NA		900	0.95		9/20/19	35,011	—	35,011
Thailand	JPMorgan Chase Bank		800	0.87		12/20/14	(3,754)	—	(3,754)
Tunisia	Barclays Bank PLC		350	1.00	(1)	9/20/17	29,229	(33,048)	(3,819)
Tunisia	Citibank NA		360	1.00	(1)	9/20/17	30,064	(35,622)	(5,558)
Tunisia	Deutsche Bank		500	1.00	(1)	6/20/17	39,226	(38,684)	542
Tunisia	Goldman Sachs International		300	1.00	(1)	9/20/17	25,053	(25,537)	(484)
Uruguay	Citibank NA		300	1.00	(1)	6/20/20	21,131	(18,056)	3,075
Uruguay	Deutsche Bank		600	1.00	(1)	6/20/20	42,262	(35,266)	6,996
Venezuela	Barclays Bank PLC		312	5.00	(1)	12/20/21	68,235	(70,924)	(2,689)
Venezuela	Barclays Bank PLC		296	5.00	(1)	12/20/21	64,736	(69,396)	(4,660)
Venezuela	Barclays Bank PLC		288	5.00	(1)	12/20/21	62,986	(70,423)	(7,437)
Venezuela	Barclays Bank PLC		304	5.00	(1)	12/20/21	66,485	(74,962)	(8,477)
Venezuela	Barclays Bank PLC		376	5.00	(1)	12/20/21	82,232	(90,917)	(8,685)
Venezuela	Deutsche Bank		431	5.00	(1)	12/20/21	94,260	(100,418)	(6,158)
Citigroup, Inc.	Bank of America		683	1.00	(1)	9/20/20	72,339	(35,168)	37,171
Citigroup, Inc.	JPMorgan Chase Bank		683	1.00	(1)	9/20/20	72,340	(37,224)	35,116
iTraxx Europe Senior Financials 5-Year Index	Barclays Bank PLC	EUR	1,260	1.00	(1)	6/20/17	106,728	(61,736)	44,992
iTraxx Europe Subordinated Financials 5-Year Index	Barclays Bank PLC	EUR	840	5.00	(1)	6/20/17	(38,626)	87,146	48,520

							$4,414,883	$(2,945,400)	$1,469,483

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2012, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $24,795,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	-	Euro

Cross-Currency Swaps

Counterparty	Notional Amount on Fixed Rate (Currency Received) (000’s omitted)		Notional Amount on Floating Rate (Currency Delivered) (000’s omitted)	Floating Rate	Fixed Rate	Termination Date	Net Unrealized Depreciation
Citibank NA	TRY	1,163	$729	3-month USD- LIBOR-BBA	8.23%	2/25/21	$(29,104)
Credit Suisse International	TRY	512	288	3-month USD- LIBOR-BBA	6.90	8/18/21	(32,206)
Deutsche Bank	TRY	4,266	2,680	3-month USD- LIBOR-BBA	8.20	2/24/21	(112,252)
Deutsche Bank	TRY	679	381	3-month USD- LIBOR-BBA	7.00	8/18/21	(45,858)

							$(219,420)

TRY	-	New Turkish Lira

The Fund pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written options activity for the fiscal year to date ended July 31, 2012 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	—	$—
Options written	257,700,000	106,770

Outstanding, end of period	257,700,000	$106,770

At July 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Commodity Risk: The Fund invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance return.

Credit Risk: The Fund enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to credit risk, or to enhance return.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts and cross-currency swaps to enhance return, to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies. It also enters into forward foreign currency exchange contracts to hedge the currency risks of investments it anticipates purchasing. The Fund purchases and sells currency options to enhance return.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures, interest rate swaps, and cross-currency swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2012 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Forward Commodity Contracts	$—	$(58,368)
Commodity	Futures Contracts*	—	(55,930)

		$—	$(114,298)

Credit	Credit Default Swaps	$4,618,347	$(571,285)

		$4,618,347	$(571,285)

Foreign Exchange	Currency Options Purchased	$169,977	$—
Foreign Exchange	Currency Options Written	—	(83,250)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	1,510,166	(298,134)

		$1,680,143	$(381,384)

Interest Rate	Cross-Currency Swaps	$—	$(219,420)
Interest Rate	Futures Contracts*	—	(72,777)
Interest Rate	Interest Rate Swaps	92,600	(365,154)

		$92,600	$(657,351)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$437,232,409

Gross unrealized appreciation	$18,020,580
Gross unrealized depreciation	(8,245,810)

Net unrealized appreciation	$9,774,770

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests	$—	$157,739,555	$349,598	$158,089,153
Collateralized Mortgage Obligations	—	31,614,444	—	31,614,444
Commercial Mortgage-Backed Securities	—	8,938,886	—	8,938,886
Mortgage Pass-Throughs	—	126,955,315	—	126,955,315
Asset-Backed Securities	—	400,206	—	400,206
Corporate Bonds & Notes	—	2,077,937	—	2,077,937
Foreign Corporate Bonds & Notes	—	2,652,257	—	2,652,257
Foreign Government Bonds	—	57,055,503	—	57,055,503
Common Stocks	3,095	951,568	1,940,899	2,895,562
Warrants	—	—	0	0
Precious Metals	6,547,093	—	—	6,547,093
Currency Call Options Purchased	—	122,193	—	122,193
Currency Put Options Purchased	—	47,784	—	47,784
Short-Term Investments -
Foreign Government Securities	—	20,875,180	—	20,875,180
U.S. Treasury Obligations	—	6,683,834	—	6,683,834
Repurchase Agreements	—	15,289,587	—	15,289,587
Other	—	6,762,245	—	6,762,245
Total Investments	$6,550,188	$438,166,494	$2,290,497	$447,007,179
Forward Foreign Currency Exchange Contracts	$—	$1,510,166	$—	$1,510,166
Swap Contracts	—	4,710,947	—	4,710,947
Total	$6,550,188	$444,387,607	$2,290,497	$453,228,292

Liability Description
Currency Put Options Written	$—	$(83,250)	$—	$(83,250)
Securities Sold Short	—	(15,228,697)	—	(15,228,697)
Forward Commodity Contracts	—	(58,368)	—	(58,368)
Forward Foreign Currency Exchange Contracts	—	(298,134)	—	(298,134)
Futures Contracts	(128,707)	—	—	(128,707)
Swap Contracts	—	(1,155,859)	—	(1,155,859)
Total	$(128,707)	$(16,824,308)	$—	$(16,953,015)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2012 is not presented.

At July 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Short Duration Diversified Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 24, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 24, 2012